UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
           --------------------------------------------------
Address:   55 Railroad Avenue, 2nd Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28- 7608
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     203-629-6565
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel Gressel          Greenwich, Connecticut       02/14/01
       ------------------------   ------------------------------  ----------







Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)














































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            47
                                               -------------

Form 13F Information Table Value Total:           $48,409
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE









                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCED MARKETING SVCS INC       COM            00753T105     249     14305  SH       SOLE                  14305     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC        COM            007903107     774     56000  SH       SOLE                  56000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO               PUT            025816JMK    2747     50000  SH   PUT SOLE                  50000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AMER HOME PRODS CORP              COM            026609107     470      7400  SH       SOLE                   7400     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINL GROUP INC OHIO      COM            025932104     393     14800  SH       SOLE                  14800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK INC              COM            064057102     442      8000  SH       SOLE                   8000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BOEING CO                         PUT            0970230MM    2640     40000  SH   PUT SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CASH AMER INTL INC                COM            14754D100    5600   1280000  SH       SOLE                1280000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CEC ENTMT INC                     COM            125137109     330      9660  SH       SOLE                   9660     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                     COM            17275R102     765     20000  SH       SOLE                  20000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYS INC NEWCO    COM            203668108     840     24000  SH       SOLE                  24000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COMSTOCK RES INC                  COM NEW        205768203     777     52700  SH       SOLE                  52700     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CONVERSE INC DEL               SUB NT CONV 7%04  212540AA6       0     10500  SH       SOLE                  10500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                   PUT            3696040MJ    1438     30000  SH   PUT SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL LT TELECOMMUNICATIONS      COM            37934X100    2828    650000  SH       SOLE                 650000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GSE SYS INC                       COM            36227K106     163    118800  SH       SOLE                 118800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
HANGER ORTHOPEDIC GROUP INC       COM            41043F208     187    142200  SH       SOLE                 142200     0        0
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                      COM            427056106    1906    100000  SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON BANCSHARES INC         COM            446150104    1943    120000  SH       SOLE                 120000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                        PUT            4581400MG     902     30000  SH   PUT SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
K MART CORP                       COM            482584109     372     70000  SH       SOLE                  70000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP                   COM            482480100    1011     30000  SH       SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                        PUT            5002550NK    3660     60000  SH   PUT SOLE                  60000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC           COM            549463107     540     40000  SH       SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC           CALL           5494634AC    1350    100000  SH  CALL SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
MIRAVANT MED TECHNOLOGIES         COM            604690107     266     28700  SH       SOLE                  28700     0        0
-----------------------------------------------------------------------------------------------------------------------------------
NETRADIO CORP                     COM            64114E108      64    342200  SH       SOLE                 342200     0        0
-----------------------------------------------------------------------------------------------------------------------------------
OPTIBASE LTD                      COM            M7524R108     233     35100  SH       SOLE                  35100     0        0
-----------------------------------------------------------------------------------------------------------------------------------
PER-SE TECHNOLOGIES INC           COM NEW        713569309     139     40000  SH       SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
PEREGRINE SYSTEMS INC             COM            71366Q101    1659     84000  SH       SOLE                  84000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN LABS INC           COM            74369L103     758      8730  SH       SOLE                   8730     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SOMNUS MED TECHNOLOGIES INC       COM            835397100       4     10615  SH       SOLE                  10615     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SPANISH BROADCASTING SYS INC      CL A           846425882     184     36700  SH       SOLE                  36700     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE HLDGS INC             COM            84760T100     504     38000  SH       SOLE                  38000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                       PCS COM SER 1  852061506    1226     60000  SH       SOLE                  60000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                       CALL          8520610BD     818     40000  SH  CALL SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                       COM FON GROUP 852061100      609     30000  SH       SOLE                  30000     0        0
------------------------------------------------------------------------------------------------------------------------------------
STATION CASINOS INC               COM           857689103      192     12880  SH       SOLE                  12880     0        0
------------------------------------------------------------------------------------------------------------------------------------
U S HOME & GARDEN INC             COM           902939107       49     48700  SH       SOLE                  48700     0        0
------------------------------------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP INC              PUT           9119050MH     1217     30000  SH   PUT SOLE                  30000     0        0
------------------------------------------------------------------------------------------------------------------------------------
VERITY INC                        PUT           92343C106      722     30000  SH       SOLE                  30000     0        0
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                        CL B          925524308      346      7400  SH       SOLE                   7400     0        0
------------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC               PUT           9311420MK     2125     40000  SH   PUT SOLE                  40000     0        0
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC                PUT           9393224MJ     2653     50000  SH   PUT SOLE                  50000     0        0
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW              COM           949746101      551      9900  SH       SOLE                   9900     0        0
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMMUNICATIONS GROUP     CL A          969455104     1175    100000  SH       SOLE                 100000     0        0
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMMUNICATIONS GROUP     CALL          9694550AB      588     50000  SH  CALL SOLE                  50000     0        0
------------------------------------------------------------------------------------------------------------------------------------




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